Condensed Financial Information of DHT Holdings, Inc. (parent company only) (Tables)	12 Months Ended
Dec. 31, 2020
Condensed Financial Information of DHT Holdings, Inc. (parent company only) [Abstract]
Financial Position
FINANCIAL POSITION

(Dollars in thousands)

ASSETS	December 31,	December 31,
Current assets	2020	2019
Cash and cash equivalents	$5,310	$22,492
Accounts receivable and prepaid expenses	1,679	874
Amounts due from related parties	84,725	62,822
Total current assets	$91,713	$86,188

Investments in subsidiaries	$434,172	$468,817
Loan to subsidiaries	324,420	526,574
Investment in associate company	201	201
Total non-current assets	$758,793	$995,593

Total assets	$850,506	$1,081,780

LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities
Accounts payable and accrued expenses	$170	$2,416
Total current liabilities	$170	$2,416

Non-current liabilities
Long-term debt	$-	$116,568
Total non-current liabilities	$-	$116,568

Total liabilities	$170	$118,984

Stockholders' equity
Stock	$1,708	$1,468
Paid-in additional capital	1,245,449	1,121,047
Accumulated deficit	(396,820)	(159,719)
Total stockholders' equity	$850,336	$962,796

Total liabilities and stockholders' equity	$850,506	$1,081,780

Income Statement
INCOME STATEMENT

(Dollars in thousands)	Jan. 1 - Dec. 31, 2020	Jan. 1 - Dec. 31, 2019	Jan. 1 - Dec. 31, 2018
Impairment charge	$(35,278)	$455	$(93,452)
Dividend income	17,081	25,519	9,909
General and administrative expense	(19,148)	(14,782)	(13,735)
Operating income/(loss)	$(37,345)	$11,192	$(97,279)

Interest income	$21,434	$27,943	$24,893
Interest expense	(6,766)	(12,177)	(10,341)
Other financial income/(expenses)	245	17	(3,416)
Profit/(loss) for the year	$(22,433)	$26,975	$(86,143)

Statement of Comprehensive Income
Statement of Comprehensive Income

(Dollars in thousands)	Jan. 1 - Dec. 31, 2020	Jan. 1 - Dec. 31, 2019	Jan. 1 - Dec. 31, 2018
Profit/(loss) for the year	$(22,433)	$26,975	$(86,143)
Total comprehensive income/(loss) for the period	$(22,433)	$26,975	$(86,143)
Attributable to the owners	$(22,433)	$26,975	$(86,143)

Cash Flow
CASH FLOW

(Dollars in thousands)	Jan. 1 - Dec. 31, 2020	Jan. 1 - Dec. 31, 2019	Jan. 1 - Dec. 31, 2018

Cash Flows from Operating Activities:
Profit/(loss) for the year	$(22,433)	$26,975	$(86,143)
Items included in net income not affecting cash flows:
Amortization	3,250	5,459	4,733
Impairment charge	35,278	(455)	93,452
Compensation related to options and restricted stock	4,204	693	663
(Gain)/loss purchase convertible bond	-	-	3,589
Changes in operating assets and liabilities:
Accounts receivable and prepaid expenses	(805)	(500)	(125)
Accounts payable and accrued expenses	(2,246)	(1,317)	2,279
Amounts due to related parties	(43,313)	(63,280)	(72,365)
Net cash used in operating activities	$(26,063)	$(32,425)	$(53,917)

Cash flows from Investing Activities
Loan to subsidiaries	$223,550	$75,500	$58,990
Investment in vessels under construction	-	-	(21,263)
Net cash provided by investing activities	$223,550	$75,500	$37,727

Cash flows from Financing Activities
Cash dividends paid	$(214,669)	$(28,685)	$(11,487)
Purchase of treasury shares	-	(3,248)	(5,026)
Issuance of convertible bonds	-	(7)	38,945
Repayment of convertible bonds	-	(6,426)	-
Net cash (used in)/provided by financing activities	$(214,669)	$(38,366)	$22,432

Net (decrease)increase in cash and cash equivalents	$(17,182)	$4,709	$6,242
Cash and cash equivalents at beginning of period	22,492	17,783	11,540
Cash and cash equivalents at end of period	$5,310	$22,492	$17,783

Profit/(Loss) Reconciliation
Profit/(Loss) Reconciliation

(Dollars in thousands)	Jan. 1 - Dec. 31, 2020	Jan. 1 - Dec. 31, 2019	Jan. 1 - Dec. 31, 2018

Profit/(loss) of the parent company only under cost method of accounting	$(22,433)	$26,975	$(86,143)
Additional profit/(loss) if subsidiaries had been accounted for using equity method of accounting as opposed to cost method of accounting	288,653	46,969	39,014
Profit/(loss) of the parent company only under equity method of accounting	$266,221	$73,944	$(47,128)

Equity Reconciliation
Equity Reconciliation

(Dollars in thousands)	December 31, 2020	December 31, 2019

Equity of the parent company only under cost method of accounting	$850,336	$962,796
Additional profit if subsidiaries had been accounted for using equity method of accounting as opposed to cost method of accounting	358,384	69,731
Equity of the parent company only under equity method of accounting	$1,208,720	$1,032,527